Accounts payable - Summary of accounts payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Accounts payable – local currency	R$ 1,680,614	R$ 1,612,933
Accounts payable – foreign currency	654,551	948,794
Accounts payable	2,335,165	2,561,727
Current	1,771,663	2,238,668
Non-current	R$ 563,502	R$ 323,059